UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Grant Spence c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2010

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† — 98.4%
EUROPE — 65.6%
AUSTRIA — 1.2%
Wienerberger	47,254	$877,489
TOTAL AUSTRIA — (Cost $976,896)		877,489
DENMARK — 1.9%
Carlsberg, B Shares	18,613	1,380,143
TOTAL DENMARK — (Cost $1,299,061)		1,380,143
FRANCE — 6.7%
Cie de Saint-Gobain	20,760	997,450
France Telecom SA	35,782	822,731
Sanofi-Aventis SA	26,248	1,936,449
Technip SA	17,608	1,190,804
TOTAL FRANCE — (Cost $4,794,296)		4,947,434
GERMANY — 3.9%
MAN	14,946	1,002,709
Siemens	21,491	1,925,746
TOTAL GERMANY — (Cost $3,147,841)		2,928,455
ITALY — 1.8%
UniCredit S.p.A.	494,985	1,378,372
TOTAL ITALY — (Cost $1,658,277)		1,378,372
LUXEMBOURG — 1.3%
ArcelorMittal	24,618	942,053
TOTAL LUXEMBOURG — (Cost $680,013)		942,053
NETHERLANDS — 8.0%
ASML Holding	44,654	1,406,256
Gemalto	26,393	1,046,106
Heineken	32,665	1,605,441
Unilever	60,277	1,850,360
TOTAL NETHERLANDS — (Cost $4,951,218)		5,908,163
NORWAY — 2.1%
DnB NOR ASA	73,200	833,164
Storebrand ASA	106,907	746,440
TOTAL NORWAY — (Cost $1,217,942)		1,579,604
RUSSIA — 1.0%
Rosneft Oil Co., GDR	95,250	741,997
TOTAL RUSSIA — (Cost $714,275)		741,997
SPAIN — 4.1%
Banco Santander SA	146,724	2,067,260

See notes to financial statements.

1

	Shares	US Value (a)
COMMON STOCKS† — Continued
EUROPE — Continued
SPAIN — Continued
Iberdrola Renovables SA	214,988	$954,498
TOTAL SPAIN — (Cost $2,138,350)		3,021,758
SWITZERLAND — 8.3%
ABB Ltd.	86,420	1,563,007
Credit Suisse Group	26,353	1,142,283
Petroplus Holdings	50,359	844,069
Roche Holding	13,830	2,322,696
Zurich Financial Services	1,317	279,070
TOTAL SWITZERLAND — (Cost $5,632,966)		6,151,125
UNITED KINGDOM — 25.3%
Autonomy Corp.*	61,744	1,535,050
Babcock International Group	89,705	799,709
Barclays	317,150	1,358,226
BP	279,821	2,618,803
British American Tobacco	62,239	2,052,097
GlaxoSmithKline	87,510	1,703,627
HSBC Holdings	245,454	2,630,710
Pearson	105,489	1,498,468
Persimmon	130,797	901,092
Rio Tinto	44,729	2,146,248
William Morrison Supermarkets	323,960	1,489,952
TOTAL UNITED KINGDOM — (Cost $15,345,238)		18,733,982
TOTAL EUROPE — (Cost $42,556,373)		48,590,575
JAPAN — 16.9%
Bank of Yokohama, Ltd.	202,000	957,287
Bridgestone Corp.	79,500	1,267,132
INPEX Corp.	109	796,489
Mitsui Fudosan Co., Ltd.	67,000	1,132,301
Nikon Corp.	62,000	1,268,296
Nippon Yusen Kabushiki Kaisha	300,000	1,039,845
Nomura Holdings Inc.	156,100	1,168,231
Panasonic Corp.	98,200	1,544,816
Shin-Etsu Chemical Co., Ltd.	27,100	1,411,466
Toyota Motor Corp.	49,700	1,905,961
TOTAL JAPAN — (Cost $12,361,366)		12,491,824

See notes to financial statements.

2

	Shares	US Value (a)
COMMON STOCKS† — Continued
LATIN AMERICA — 2.1%
BRAZIL — 2.1%
Vale SA	69,900	$1,578,342
TOTAL BRAZIL — (Cost $1,792,117)		1,578,342
TOTAL LATIN AMERICA — (Cost $1,792,117)		1,578,342
PACIFIC BASIN — 13.8%
AUSTRALIA — 2.8%
Incitec Pivot Ltd.	394,466	1,168,636
Leighton Holdings Ltd.	27,636	928,597
TOTAL AUSTRALIA — (Cost $2,095,922)		2,097,233
CHINA — 1.8%
Bank of China Ltd., H Shares	2,738,000	1,313,706
TOTAL CHINA — (Cost $701,429)		1,313,706
HONG KONG — 1.6%
Sun Hung Kai Properties Ltd.	89,000	1,150,155
TOTAL HONG KONG — (Cost $1,131,158)		1,150,155
INDONESIA — 1.6%
PT Telekomunikasi Indonesia, ADR	29,600	1,172,160
TOTAL INDONESIA — (Cost $1,003,650)		1,172,160
SINGAPORE — 1.8%
DBS Group Holdings Ltd.	131,000	1,320,602
TOTAL SINGAPORE — (Cost $1,401,689)		1,320,602
SOUTH KOREA — 3.0%
GS Engineering & Construction Corp.	10,925	834,258
Samsung Electronics Co., Ltd., GDR, 144A	4,030	1,390,350
TOTAL SOUTH KOREA — (Cost $2,063,050)		2,224,608
TAIWAN — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	90,600	920,496
TOTAL TAIWAN — (Cost $976,079)		920,496
TOTAL PACIFIC BASIN — (Cost $9,372,977)		10,198,960
TOTAL COMMON STOCKS — (Cost $66,082,833)		72,859,701

	Principal Amount
SHORT-TERM INVESTMENTS — 5.0%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/01/2010 (b)	$3,651,000	3,651,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $3,651,000)		3,651,000

See notes to financial statements.

3

TOTAL INVESTMENTS (c) — (Cost $69,733,833) — 103.4% **	76,510,701
OTHER ASSETS LESS LIABILITIES — (3.4)%	(2,486,436)
NET ASSETS — 100.0%	$74,024,265

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 1.7%, Automobiles 2.6%, Bank Investment Contracts 1.1%, Banks 16.0%, Brewery 1.9%, Building & Construction 1.1%, Building Maintenance & Services 1.1%, Chemicals 1.9%, Computer Services 1.4%, Construction 1.2%, Construction & Building Materials 1.4%, Construction Materials 1.2%, Diversified 1.6%, Drugs & Health Care 2.3%, Electrical Equipment 2.1%, Electronics 4.0%, Fertilizers 1.6%, Financial Services 1.6%, Food & Beverages 4.7%, Homebuilders 1.2%, Insurance 1.4%, Manufacturing 3.9%, Medical Products 5.7%, Metals 3.4%, Mining 2.9%, Oil & Gas 6.1%, Oil — Refining & Marketing 1.1%, Photography 1.7%, Publishing 2.0%, Real Estate 3.1%, Retail Grocery 2.0%, Semi-Conductor Manufacturing Equipment 3.1%, Software 2.1%, Telecommunications Services 2.7%, Tobacco 2.8%, Transportation 1.4%, Utilities 1.3%.

*	Non-income producing security.
**

At January 31, 2010, the cost of investment securities for tax purposes was $69,733,833. Net unrealized appreciation of investment securities for tax purposes was $6,776,868, consisting of unrealized gains of $9,858,965 on securities that had risen in value since their purchase and $3,082,097 in unrealized losses on securities that had fallen in value since their purchase.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities that are traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2010, the Fund held no securities that had been fair-valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures.

(b)	Repurchase agreement, dated 01/29/2010, due 02/01/2010 with repurchase proceeds of $3,581,305 is collateralized by Federal Home Loan Bank, 4.375% due 09/17/2010 with a market value of $3,730,008.
(c)	The values of the Fund’s investments are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to financial statements.

4

GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† — 89.7%
AFRICA — 5.5%
SOUTH AFRICA — 5.5%
Aspen Pharmacare Holdings Ltd.*	404,737	$3,557,056
Impala Platinum Holdings Ltd.	74,591	1,901,740
Murray & Roberts Holdings Ltd.	450,184	2,308,106
Standard Bank Group Ltd.	201,219	2,850,939
TOTAL SOUTH AFRICA — (Cost $8,902,617)		10,617,841
TOTAL AFRICA — (Cost $8,902,617)		10,617,841
EUROPE — 11.0%
RUSSIA — 8.0%
Gazprom OAO, ADR	166,833	4,075,021
JSC MMC Norilsk Nickel, ADR*	22,913	356,297
LUKOIL, ADR	77,466	4,307,109
MMC Norilsk Nickel, ADR*	121,380	1,830,220
Rosneft Oil Co., GDR	365,800	2,849,582
Vimpel-Communications, ADR	108,400	1,966,376
TOTAL RUSSIA — (Cost $13,155,121)		15,384,605
TURKEY — 3.0%
Turkiye Garanti Bankasi	517,034	2,174,398
Turkiye Is Bankasi	810,894	3,573,871
TOTAL TURKEY — (Cost $3,994,727)		5,748,269
TOTAL EUROPE — (Cost $17,149,848)		21,132,874
LATIN AMERICA — 16.9%
BRAZIL — 10.1%
Hypermarcas SA*	444,100	5,114,807
Itau Unibanco Holding SA	50,000	958,000
Light SA	146,200	1,933,563
PDG Realty SA Empreendimentos e Participacoes	692,000	5,510,302
Petroleo Brasileiro SA, ADR	161,736	5,835,435
TOTAL BRAZIL — (Cost $13,251,271)		19,352,107
MEXICO — 3.1%
America Movil SAB de C.V.	1,256,000	2,748,220
Corporacion GEO SAB de C.V., Series B*	1,194,600	3,164,594
TOTAL MEXICO — (Cost $3,287,995)		5,912,814
PERU — 3.7%
Compania de Minas Buenaventura SA, ADR	120,200	3,783,896

See notes to financial statements.

1

	Shares	US Value (a)
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
PERU — Continued
Credicorp Ltd.	45,144	$3,369,097
TOTAL PERU — (Cost $6,681,832)		7,152,993
TOTAL LATIN AMERICA — (Cost $23,221,098)		32,417,914
OTHER AREAS — 9.2%
INDIA — 9.2%
Axis Bank Ltd.	201,292	4,374,429
Hero Honda Motors Ltd.	59,673	2,016,246
Infrastructure Development Finance Co. Ltd.	1,009,915	3,303,902
JSW Steel Ltd.	128,258	2,692,068
Maruti Suzuki India Ltd.	62,242	1,869,709
Unitech Ltd.	2,064,519	3,287,395
TOTAL INDIA — (Cost $16,481,947)		17,543,749
TOTAL OTHER AREAS — (Cost $16,481,947)		17,543,749
PACIFIC BASIN — 47.1%
CHINA — 12.8%
Bank of China Ltd., H Shares	9,593,000	4,602,769
China Construction Bank Corp., H Shares	6,907,000	5,270,989
China Life Insurance Co., Ltd., H Shares	524,000	2,320,877
CNOOC Ltd.	3,436,000	4,849,051
Industrial and Commercial Bank of China Ltd., H Shares	4,941,000	3,591,754
Netease.com Inc., ADR*	117,000	3,837,600
TOTAL CHINA — (Cost $17,938,380)		24,473,040
HONG KONG — 4.2%
Ausnutria Dairy Corp. Ltd.*	2,640,000	1,888,485
GOME Electrical Appliances Holdings Ltd.*	12,124,000	4,238,938
Pacific Basin Shipping Ltd.	2,678,000	1,973,556
TOTAL HONG KONG — (Cost $7,743,363)		8,100,979
INDONESIA — 3.2%
Bank Rakyat Indonesia	3,846,737	3,125,840
PT Telekomunikasi Indonesia, Series B	2,952,500	2,931,077
TOTAL INDONESIA — (Cost $5,513,097)		6,056,917
MALAYSIA — 2.5%
Axiata Group Berhad*	2,070,122	1,976,544
CIMB Group Holdings Berhad	770,143	2,853,031
TOTAL MALAYSIA — (Cost $3,286,062)		4,829,575
SOUTH KOREA — 13.8%
GS Engineering & Construction Corp.*	44,522	3,399,800
Hyundai Mobis*	26,783	3,405,590

See notes to financial statements.

2

	Shares	US Value (a)
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
SOUTH KOREA — Continued
Industrial Bank Of Korea*	459,990	$5,197,309
POSCO	5,954	2,709,806
Samsung Electronics Co., Ltd.	17,468	11,771,200
TOTAL SOUTH KOREA — (Cost $24,024,628)		26,483,705
TAIWAN — 10.6%
Fubon Financial Holding Co. Ltd.*	3,096,000	3,596,548
Hon Hai Precision Industry Co., Ltd.	1,263,279	5,299,255
MediaTek, Inc.	137,374	2,224,856
Prime View International Co. Ltd.*	936,000	1,702,654
Taiwan Fertilizer Co., Ltd.	1,027,000	3,323,469
Taiwan Semiconductor Manufacturing Co., Ltd.	2,219,822	4,235,732
TOTAL TAIWAN — (Cost $15,411,466)		20,382,514
TOTAL PACIFIC BASIN — (Cost $73,916,996)		90,326,730
TOTAL COMMON STOCKS — (Cost $139,672,506)		172,039,108
PREFERRED STOCKS — 6.7%
LATIN AMERICA — 6.7%
BRAZIL — 6.7%
AES Tiete SA (shown in units of 1,000)	221,112	2,226,369
Itau Unibanco Holding SA	212,493	4,072,877
Vale SA, Class A	295,977	6,616,695
TOTAL BRAZIL — (Cost $9,432,136)		12,915,941
TOTAL LATIN AMERICA — (Cost $9,432,136)		12,915,941
TOTAL PREFERRED STOCKS — (Cost $9,432,136)		12,915,941

	Principal Amount	US Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/01/2010 (b)	$1,386,000	1,386,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $1,386,000)		1,386,000
TOTAL INVESTMENTS (c) — (Cost $150,490,642) — 97.1% **		186,341,049
OTHER ASSETS LESS LIABILITIES — 2.9%		5,520,761
NET ASSETS — 100.0%		$191,861,810

See notes to financial statements.

3

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 1.8%, Automobiles 2.1%, Banks 24.1%, Building & Construction 3.0%, Chemicals 1.7%, Computers 2.8%, Drugs & Health Care 1.8%, Electric Utilities 2.2%, Electrical Equipment 0.9%, Electronics 6.1%, Finance & Banking 3.6%, Food & Beverages 1.0%, Gas & Pipeline Utilities 2.1%, Homebuilders 1.7%, Household Products 2.7%, Insurance 1.2%, Metals 6.8%, Mining 2.2%, Oil & Gas 4.0%, Oil Integrated 5.2%, Real Estate 4.6%, Retail 2.2%, Semi-Conductor Manufacturing Equipment 3.3%, Software 2.0%, Steel 1.4%, Telecommunications 1.5%, Telecommunications Equipment 1.0%, Telecommunications Services 2.4%, Transportation 1.0%.

*	Non-income producing security.
**

At January 31, 2010, the cost of investment securities for tax purposes was $150,490,642. Net unrealized appreciation of investment securities for tax purposes was $35,850,407, consisting of unrealized gains of $39,522,580 on securities that had risen in value since their purchase and $3,672,173 in unrealized losses on securities that had fallen in value since their purchase.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities that are traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2010, the Fund held no securities that had been fair-valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures.

(b)	Repurchase agreement, dated 01/29/2010, due 02/01/2010 with repurchase proceeds of $1,360,496 is collateralized by Federal Home Loan Bank, 4.375% due 09/17/2010 with a market value of $1,416,986.
(c)	The values of the Fund’s investments are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to financial statements.

4

PAN EUROPEAN SELECT FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2010 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† — 95.0%
BELGIUM — 2.2%
Nyrstar*	48,072	$663,835
TOTAL BELGIUM — (Cost $693,343)		663,835
DENMARK — 5.7%
D/S Norden	20,325	880,903
DSV A/S*	46,148	822,660
TOTAL DENMARK — (Cost $1,581,172)		1,703,563
FRANCE — 8.2%
Groupe Eurotunnel	82,177	787,740
Iliad	8,622	954,175
Rhodia*	40,511	711,524
TOTAL FRANCE — (Cost $2,291,973)		2,453,439
GERMANY — 12.0%
Continental*	19,278	1,061,290
Fresenius	8,640	532,022
K+S	10,415	585,201
Kloeckner & Co.*	24,493	582,769
Software	7,125	814,184
TOTAL GERMANY — (Cost $3,672,494)		3,575,466
ITALY — 8.0%
Azimut Holding SpA	75,819	963,479
Terna - Rete Elettrica Nazionale SpA	350,855	1,412,627
TOTAL ITALY — (Cost $2,358,687)		2,376,106
LUXEMBOURG — 3.8%
SES SA	51,007	1,115,685
TOTAL LUXEMBOURG — (Cost $1,158,313)		1,115,685
NETHERLANDS — 5.1%
Heineken	21,975	1,080,042
Koninklijke Boskalis Westminster	12,080	421,748
TOTAL NETHERLANDS — (Cost $1,404,955)		1,501,790
NORWAY — 9.5%
DnB NOR ASA*	83,800	953,814
Marine Harvest ASA*	1,130,000	1,009,082

See notes to financial statements.

	Shares	US Value (a)
COMMON STOCKS† — Continued
Petroleum Geo-Services ASA*	70,800	$877,154
TOTAL NORWAY — (Cost $2,109,562)		2,840,050
PORTUGAL — 2.3%
Brisa Auto-Estradas de Portugal	70,434	669,329
TOTAL PORTUGAL — (Cost $519,739)		669,329
SOUTH AFRICA — 2.6%
Aquarius Platinum Ltd.*	132,581	783,943
TOTAL SOUTH AFRICA — (Cost $796,818)		783,943
SWEDEN — 5.8%
Kinnevik Investment, Series B	65,950	984,021
Swedish Match	35,624	747,242
TOTAL SWEDEN — (Cost $1,786,988)		1,731,263
UNITED KINGDOM — 25.7%
Afren*	551,369	785,898
Associated British Foods	53,048	745,811
Centrica	263,441	1,130,925
Cookson Group*	129,968	881,204
Dialog Semiconducto *	75,144	1,049,166
Pearson	47,065	668,557
Persimmon*	124,763	859,523
SSL International	88,193	1,093,070
Xstrata*	25,487	416,790
TOTAL UNITED KINGDOM — (Cost $7,783,282)		7,630,944
UNITED STATES — 4.1%
Synthes, Inc.	9,501	1,211,733
TOTAL UNITED STATES — (Cost $1,134,508)		1,211,733
TOTAL COMMON STOCKS — (Cost $27,291,834)		28,257,146
PREFERRED STOCKS† — 1.8%
GERMANY — 1.8%
Fresenius SE	7,878	536,831
TOTAL GERMANY — (Cost $495,620)		536,831
TOTAL PREFERRED STOCKS — (Cost $495,620)		536,831

See notes to financial statements.

	Principal Amount	US Value (a)
SHORT-TERM INVESTMENTS — 5.5%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/01/2010 (b)	$1,646,000	1,646,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $1,646,000)		1,646,000
TOTAL INVESTMENTS (c) — (Cost $29,433,989) — 102.3% **		30,440,512
OTHER ASSETS LESS LIABILITIES — (2.3)%		(693,745)
NET ASSETS — 100.0%		$29,746,767

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Bank Investment Contracts 2.6%, Banks 3.2%, Business Services 2.8%, Chemicals 4.4%, Diversified 6.5%, Electric Utilities 4.8%, Engineering 1.4%, Food & Beverages 9.6%, Homebuilders 2.9%, Industrials 3.0%, Medical Products 7.3%, Medical Services 4.1%, Metals 4.8%, Mining 1.4%, Multimedia 3.8%, Oil-Field Services 2.9%, Publishing 2.3%, Semi-Conductor Manufacturing Equipment 3.5%, Software 2.7%, Steel 1.9%, Telecommunications Services 3.2%, Tires & Rubber 3.6%, Tobacco 2.5%, Transportation 7.8%, Utilities 3.8%.

*	Non-income producing security.
**

At January 31, 2010, the cost of investment securities for tax purposes was $29,433,453. Net unrealized appreciation of investment securities for tax purposes was $1,006,523, consisting of unrealized gains of $1,984,642 on securities that had risen in value since their purchase and $978,119 in unrealized losses on securities that had fallen in value since their purchase.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The Fund’s portfolio securities that are traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations are deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2010, the Fund held no securities that had been fair-valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures.

See notes to financial statements.

(b)

Repurchase agreement, dated 01/29/2010, due 02/01/2010 with repurchase proceeds of $1,615,589 is collateralized by Federal Home Loan Mortgage Company, 4.375% due 09/17/2010 with a market value of $1,682,671.

(c)	The values of the Fund’s investments are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to financial statements.

Fair Value Measurement — In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, each Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  FASB ASC 820-1035-39 to 55 provides three levels of the fair value hierarchy as follows:

•  Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•  Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•  Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of January 31, 2010 in valuing each Fund’s investments carried at value:

Fund	Level 1	Level 2	Level 3	Total
Opportunistic EAFE Fund
Common Stocks	$72,859,701	$—	$—	$72,859,701
Short-Term Investments	3,651,000	—	—	3,651,000
Global Emerging Markets Fund
Common Stocks	172,039,108	—	—	172,039,108
Preferred Stocks	12,915,941	—	—	12,915,941
Short-Term Investments	1,386,000	—	—	1,386,000
Pan European Select Fund
Common Stocks	28,257,146	—	—	28,257,146
Preferred Stocks	536,831	—	—	536,831
Short-Term Investments	1,646,000	—	—	1,646,000

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: March 16, 2010	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 16, 2010	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: March 16, 2010	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)        Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)       Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.